Document and Entity Information	Sep. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001885968
Document Type	8-K
Document Period End Date	Sep. 26, 2026
Entity Registrant Name	T Series BDC LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01453
Entity Tax Identification Number	87-3271290
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	1 (212)
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true